SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Equity Line Purchase Agreement [Member]	Jan. 25, 2024 USD ($) shares
Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	55,555,556
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues	$ 500,000
Sale of Stock, Description of Transaction	Company’s common stock (the “Shares”) which price calculate as 90% of lowest VWAP over 5 days period.
Warrant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues	$ 15,000,000